Operating segments (Tables)	9 Months Ended
Sep. 30, 2019
Operating segments.
Schedule of segments' statement of comprehensive income

The segments’ statement of comprehensive income for the nine months ended September 30, 2019, as presented to the CODM are presented below:

	Nine months ended September 30, 2019
	PS	CFS	SME	RB	CO	Total
Revenue	25,429	1,025	928	957	307	28,646
Segment net revenue	15,478	870	797	(423)	201	16,923
Segment profit/(loss) before tax	11,338	(1,748)	188	(2,019)	(994)	6,765
Segment net profit/(loss)	9,453	(1,391)	167	(1,633)	(1,085)	5,511

The segments’ statement of comprehensive income for the three months ended September 30, 2019, as presented to the CODM are presented below:

	Three months ended September 30, 2019
	PS	CFS	SME	RB	CO	Total
Revenue	8,991	438	245	344	124	10,142
Segment net revenue	5,484	369	200	(128)	68	5,993
Segment profit/(loss) before tax	3,918	(534)	155	(774)	(424)	2,341
Segment net profit/(loss)	3,259	(424)	156	(632)	(466)	1,893

The segments' statement of comprehensive income for the nine months ended September 30, 2018, as presented to the CODM are presented below:

	Nine months ended September 30, 2018
	PS	CFS	SME	RB	CO	Total
Revenue	18,962	307	1,960	7	93	21,329
Segment net revenue	11,757	186	1,859	(23)	60	13,839
Segment profit/(loss) before tax	8,457	(2,576)	(618)	(590)	(794)	3,879
Segment net profit/(loss)	6,946	(2,080)	(496)	(475)	(772)	3,123

The segments’ statement of comprehensive income for the three months ended September 30, 2018, as presented to the CODM are presented below:

	Three months ended September 30, 2018
	PS	CFS	SME	RB	CO	Total
Revenue	6,838	160	895	7	43	7,943
Segment net revenue	4,257	125	842	(23)	29	5,230
Segment profit/(loss) before tax	3,040	(870)	(100)	(379)	(236)	1,455
Segment net profit/(loss)	2,487	(699)	(80)	(305)	(233)	1,170

Schedule of segment net revenue

	Three	Nine	Three	Nine
	months	months	months	months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2018	2018	2019	2019
Revenue under IFRS	7,943	21,329	10,142	28,646
Cost of revenue (exclusive of depreciation and amortization)	(3,881)	(10,396)	(4,989)	(14,196)
Payroll and related taxes	1,168	2,906	840	2,473
Total segments net revenue, as presented to CODM	5,230	13,839	5,993	16,923

Schedule of reconciliation of segment profit before tax

	Three months	Nine months	Three months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2018	2018	2019	2019
Consolidated profit before tax under IFRS	1,123	3,443	1,628	5,414
Amortization of fair value adjustments recorded on business combinations	78	225	105	302
Impairment of non-current assets	—	—	526	526
Share-based payments	359	519	135	391
Foreign exchange (gain)/loss from revaluation of cash proceeds received from secondary public offering	(105)	(308)	(53)	132
Total segments profit before tax, as presented to CODM	1,455	3,879	2,341	6,765

Schedule of reconciliation of segment net profit

	Three months	Nine months	Three months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2018	2018	2019	2019
Consolidated net profit under IFRS	853	2,731	1,188	4,199
Amortization of fair value adjustments recorded on business combinations	78	225	105	302
Impairment of non-current assets	—	—	526	526
Share-based payments	359	519	135	391
Foreign exchange (gain)/loss from revaluation of cash proceeds received from secondary public offering	(105)	(308)	(53)	132
Effect from taxation of the above items	(15)	(44)	(8)	(39)
Total segments net profit, as presented to CODM	1,170	3,123	1,893	5,511

Schedule of revenue from external customers

	Three months	Nine months	Three months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2018	2018	2019	2019
Russia	5,902	15,747	7,628	21,378
Other CIS	363	1,006	421	1,174
EU	631	1,619	787	2,503
Other	1,047	2,957	1,306	3,591
Total revenue per consolidated statement of comprehensive income	7,943	21,329	10,142	28,646